BETTER 10K - SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		1 Months Ended		9 Months Ended			12 Months Ended
	Apr. 01, 2023	Feb. 28, 2023	Jun. 30, 2022	Oct. 11, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Nov. 30, 2021	Jan. 01, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Principal repayments					$ 146,449	$ 5,000	$ 5,000	$ 0
Long-Term Line of Credit							144,403	149,022	$ 0
Operating Lease, Liability		$ 13,000					60,049	73,657	$ 33,307		$ 69,566	$ 0
Fees to reassign lease		$ 4,700
U.K. Banking Entity
Subsequent Event [Line Items]
Total consideration transferred	$ 15,200		$ 15,200
Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Principal repayments							5,000	0
Long-Term Line of Credit					$ 0		$ 144,400	$ 151,400
Fixed interest rate										8.00%
Term					45 days
Revolving Credit Facility | Line of Credit | Subsequent event
Subsequent Event [Line Items]
Principal repayments				$ 20,000
Long-Term Line of Credit				126,400
Revolving Credit Facility | 2023 Credit Facility, Tranche C | Line of Credit
Subsequent Event [Line Items]
Long-Term Line of Credit					$ 26,900
Monthly payment if commitments to raise equity or debt obtained					5,000
Commitments to raise equity or debt, period one					250,000
Commitments to raise equity or debt, period two					200,000
Monthly payment if commitments to raise equity or debt not obtained					$ 12,500
Revolving Credit Facility | 2023 Credit Facility, Tranche C | Line of Credit | Subsequent event
Subsequent Event [Line Items]
Long-Term Line of Credit				26,500
Revolving Credit Facility | 2023 Credit Facility, Tranche C | Line of Credit | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Variable interest rate (as a percent)					9.50%
Revolving Credit Facility | 2023 Credit Facility, Tranche AB | Line of Credit
Subsequent Event [Line Items]
Long-Term Line of Credit					$ 96,700
Fixed interest rate					8.50%
Revolving Credit Facility | 2023 Credit Facility, Tranche AB | Line of Credit | Subsequent event
Subsequent Event [Line Items]
Long-Term Line of Credit				$ 99,900